Investments accounted for using the equity method - Summary of Key Items Which Have Not Been Audited (Details) - Associates and joint ventures - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of transactions between related parties [line items]
Net sales and other revenues	€ 2,657	€ 887
Net Income	(61)	24
Other comprehensive income	83	(1)
Comprehensive income	22	€ 23
Non-current assets	16,673		€ 15,013
Current assets	2,925		2,859
Total assets	19,598		17,872
Equity attributable to equity holders of OPAL JV Co	5,958		5,380
Equity attributable to non-controlling interests	436		490
Total equity	6,394		5,870
Non-current liabilities	11,575		9,850
Current liabilities	1,629		2,152
Total liabilities	13,204		12,002
Total equity and liabilities	€ 19,598		€ 17,872